EQUITY FUNDS

PROSPECTUS SUPPLEMENT

NORTHERN FUNDS

EQUITY FUNDS

SUPPLEMENT DATED FEBRUARY 14, 2014 TO

PROSPECTUS DATED JULY 31, 2013

At the recommendation of Northern Trust Investments, Inc., the Board of Trustees of the Northern Funds approved a change to the name of the Enhanced Large Cap Fund to the Large Cap Core Fund. Accordingly, effective February 14, 2014, all references in the Prospectus to “Enhanced Large Cap Fund” are changed to “Large Cap Core Fund.” The Fund’s investment objective and principal investment strategies will be unaffected by this name change.

Please retain this Supplement with your Prospectus for future reference.

50 South LaSalle Street P.O. Box 75986 Chicago, Illinois 60675-5986 800-595-9111 northernfunds.com	EQTY SPT (2/14)

NORTHERN FUNDS PROSPECTUS

STATEMENT OF ADDITIONAL INFORMATION SUPPLEMENT

NORTHERN FUNDS

SUPPLEMENT DATED FEBRUARY 14, 2014 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED JULY 31, 2013

At the recommendation of Northern Trust Investments, Inc., the Board of Trustees of the Northern Funds approved a change to the name of the Enhanced Large Cap Fund to the Large Cap Core Fund. Accordingly, effective February 14, 2014, all references in the SAI to “Enhanced Large Cap Fund” are changed to “Large Cap Core Fund.” The Fund’s investment objective and principal investment strategies will be unaffected by this name change.